Restructuring Charges - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Employee severance costs included in restructuring liabilities		$ 52	$ 239
Employee severance costs	$ 216
Other exit costs	23
Total restructuring liabilities	240	151	240	$ 40
Restructuring liabilities - current	197	129	197
Restructuring liabilities - non current	$ 43	22	$ 43
Personnel Lay-Off Costs [Member]
Restructuring Cost and Reserve [Line Items]
Employee severance costs included in restructuring liabilities		$ 52